Investments - Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		$ (91)	$ 16	$ 42
Realized - impairments		(14)	(29)	(51)
Realized losses on securities		(105)	(13)	(9)
Net of tax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		(72)	10	27
Realized - impairments		(11)	(19)	(33)
Realized losses on securities		(83)	(9)	(6)
Change in Unrealized		(438)	297	82
Total pretax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		(91)	16	42
Realized - impairments		(14)	(29)	(51)
Realized losses on securities		(105)	(13)	(9)
Change in Unrealized		(555)	302	126
Fixed maturities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		5	15	32
Realized - impairments		(21)	(14)	(25)
Realized losses on securities		(16)	1	7
Change in Unrealized		(1,057)	455	127
Equity securities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		(107)	12	17
Realized - impairments		0	(27)	(41)
Realized losses on securities		(107)	(15)	(24)
Change in Unrealized		0	66	51
Mortgage loans and other investments
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		0	(8)	0
Realized - impairments		0	(2)	0
Realized losses on securities		0	(10)	0
Change in Unrealized		0	0	0
Other, Including DPAC and reserves on annuity and long-term care
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	[1]	11	(3)	(7)
Realized - impairments	[1]	7	14	15
Realized losses on securities	[1]	18	11	8
Change in Unrealized	[1]	502	(219)	(52)
Total tax effects
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		19	(6)	(15)
Realized - impairments		3	10	(18)
Realized losses on securities		22	4	3
Change in Unrealized		117	(5)	$ (44)
Effects of Tax Cuts And Jobs Act Of 2017
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		0	0
Realized - impairments		0	0
Realized losses on securities		0	0
Change in Unrealized		0	101
Other tax effects
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		19	(6)
Realized - impairments		3	10
Realized losses on securities		22	4
Change in Unrealized		$ 117	$ (106)

[1]	Primarily adjustments to deferred policy acquisition costs and reserves related to the annuity business.